Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Group manages its capital to ensure that it will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of June 30, 2026, the Group's share capital amounted to €798 thousand divided into 79,817,069 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since inception.
Share capital does not include founders’ share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites d’actions,”
or “AGA”) that have been granted to certain natural persons, both employees and non-employees of the Group, but not yet exercised.
The Group held none of its own shares as of December 31, 2025 and June 30, 2026.
The number of outstanding ordinary shares was 78,536,412 and 79,817,069 as of December 31, 2025 and June 30, 2026, respectivelyNote 13.2. Change in share capital
The increase in the share capital for the six months ended June 30, 2026 relates to (i) the issuance, in May 2026, of 403,347 ADSs subscribed by the royalty certificates Holders at a price of $111.57 per ADS (corresponding to €95.34 per ordinary share, based on the exchange rate of €1.00 = $1.1702 as published by the European Central Bank on April 30, 2026), as part of the repurchase of the certificates (see Note 15.5), and (ii) (x) the vesting of 858,370 AGAs, (y) the exercise of 2,540 BCEs  and (z) the exercise of 16,400
(See Note 14). BSAs, resulting in the issuance of respectively 858,370, 2,540 and 16,400 ordinary shares (i.e. 877,310 in the aggregate) with a par value of €0.01 per share.
Distribution of dividends
The Group did not distribute any dividends during any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand its business.